EMPLOYEE BENEFIT PLANS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Plan [Member] | Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 6,600	$ 6,600
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 738	715	$ 722
Deferred Compensation Arrangement With Individual Description Of Variable Rate Basis	Wall street journal prime rate plus three percent
Deferred Profit Sharing [Member] | Employee [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Employer Contribution	$ 885	1,000	$ 1,600
Non Qualified Salary Continuations Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	40	56
Non Qualified Salary Continuations Plan [Member] | Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Premium Amount Of Life Insurance Policy	$ 996	$ 986